Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Cash Flows from Operating Activities:
Net loss for the period	$ (1,703,356)	$ (2,044,043)	$ (5,492,602)	$ (5,663,393)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock option compensation	3,799	11,616	11,703	70,544
Depreciation	25,679	26,597	78,965	79,792
Loss (gain) on marketable equity securities	46,608	3,794	(8,215)	(39,613)
Gain on sale of equipment		(40,282)		(118,559)
Changes in non-cash working capital:
Decrease in income tax receivable			591,735
Net (increase) decrease in prepaid expense and other	368,230	172,341	(232,512)	(400,556)
Net increase in payables, accrued expenses and severance	153,889	229,331	828,146	180,826
Net cash used in operating activities	(1,105,151)	(1,640,646)	(4,222,780)	(5,890,959)
Cash Flows from Investing Activities:
Proceeds from sale of property, plant and equipment		172,964		340,423
Net cash provided by investing activities		172,964		340,423
Cash Flows from Financing Activities:
Net cash used in financing activities
Change in Cash and Cash Equivalents:
Net decrease in cash and cash equivalents	(1,105,151)	(1,467,682)	(4,222,780)	(5,550,536)
Cash and cash equivalents - beginning of period	46,000,001	53,332,496	49,117,630	57,415,350
Cash and cash equivalents - end of period	$ 44,894,850	$ 51,864,814	$ 44,894,850	$ 51,864,814